Other Operating (Income) Expense - Schedule of Other Operating (Income) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component Of Other Operating Income [Line Items]
Other operating income	$ (411)	$ (342)	$ (336)
Sundry Shipping Income [Member]
Component Of Other Operating Income [Line Items]
Other operating income	(411)	(329)	(327)
Other Sundry Income [Member]
Component Of Other Operating Income [Line Items]
Other operating income		$ (13)	$ (9)